Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2012
Other Liabilities [Abstract]
Summary of Other liabilities

	March 31,	December 31,
	2012	2011
Deferred gains on asset sales	$918	$933
SPG point liability	713	724
Deferred revenue including VOI and residential sales	20	17
Benefit plan liabilities	71	74
Insurance reserves	48	47
Other	177	176

	$1,947	$1,971